SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME
The Company evaluates the performance of its reportable segments based on net operating income. Segment net operating income consists of segment investment property rental revenue less segment investment property operating expense.

	Years ended December 31,
	2024	2023	2022
Revenue:
Colombia	$8,701,738	$8,038,441	$5,690,569
Peru	10,926,297	9,260,197	8,350,957
Costa Rica	23,953,313	22,029,141	17,849,043
Unallocated revenue	281,024	108,564	92,998
Total	$43,862,372	$39,436,343	$31,983,567

Investment property operating expense:
Colombia	$(1,113,871)	$(989,404)	$(599,084)
Peru	(2,663,723)	(1,476,086)	(1,288,280)
Costa Rica	(3,196,940)	(2,677,460)	(3,520,075)
Total	$(6,974,534)	$(5,142,950)	$(5,407,439)

Net operating income
Colombia	$7,587,867	$7,049,037	$5,091,485
Peru	8,262,574	7,784,111	7,062,677
Costa Rica	20,756,373	19,351,681	14,328,968
Total	$36,606,814	$34,184,829	$26,483,130

General and administrative:
Colombia	$(1,242,962)	$(1,182,837)	$(897,455)
Peru	(1,270,330)	(1,745,286)	(765,572)
Costa Rica	(3,540,745)	(2,945,824)	(2,421,168)
Corporate	(9,572,020)	(2,634,915)	(525,000)
Total	$(15,626,057)	$(8,508,862)	$(4,609,195)

Financing costs
Colombia	$(6,550,448)	$(8,068,416)	$(6,267,603)
Peru	(4,934,412)	(5,431,535)	(1,997,204)
Costa Rica	(11,148,253)	(17,611,113)	(3,483,685)
Corporate	(8,915)	—	(18,234)
Total	$(22,642,028)	$(31,111,064)	$(11,766,726)

SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES
The following table reconciles segment net operating income to profit (loss) before taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Net operating income	$36,606,814	$34,184,829	$26,483,130
Unallocated revenue	281,024	108,564	92,998
General and administrative	(15,626,057)	(8,508,862)	(4,609,195)
Listing expense	(44,469,613)	—	—
Investment property valuation gain	32,347,462	20,151,026	3,525,692
Interest income from affiliates	302,808	664,219	561,372
Financing costs	(22,642,028)	(31,111,064)	(11,766,726)
Net foreign currency (loss) gain	(104,129)	284,706	299,762
Gain (loss) on sale of investment properties	—	1,165,170	(398,247)
Gain on disposition of asset held for sale	—	1,022,853	—
Other income	12,616,888	307,822	100,127
Other expenses	(9,177,160)	(6,132,636)	(611,173)
Profit (loss) before taxes	$(9,863,991)	$12,136,627	$13,677,740

SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT	The following table summarizes the Company’s total assets and liabilities by reportable operating segment as of December 31, 2024 and 2023:

	2024	2023
Segment investment properties
Colombia	$132,917,203	$131,057,446
Peru	161,506,701	127,350,614
Costa Rica	260,094,960	255,764,221
Total	$554,518,864	$514,172,281

Reconciling items:
Cash and cash equivalents	28,827,347	35,242,363
Due from affiliates	—	9,463,164
Lease and other receivables, net	2,641,772	3,557,988
Receivables from the sale of investment properties - short term	3,589,137	4,072,391
Prepaid construction costs	165,836	1,123,590
Prepaid income taxes	2,008,553	651,925
Other current assets	2,769,109	2,791,593
Tenant notes receivable - long term, net	1,748,616	6,002,315
Receivable from the sale of investment properties - long term	—	4,147,507
Restricted cash equivalents	5,835,117	2,681,110
Property and equipment, net	313,202	354,437
Deferred tax asset	241,967	1,345,859
Other non-current assets	4,360,058	5,218,787
Total assets	$607,019,578	$590,825,310

Segment debt
Colombia	$38,430,114	$47,654,090
Peru	56,414,221	61,260,237
Costa Rica	171,041,464	160,939,908
Total	$265,885,799	$269,854,235

Reconciling items:
Accounts payable and accrued expenses	$8,356,915	$13,127,502
Income tax payable	2,764,352	2,024,865
Retainage payable	1,500,729	1,737,805
Security deposits - current portion	167,005	370,961
Lease liability - current portion	458,081	238,849
Other current liabilities	640,933	349,729
Deferred tax liability	40,141,510	37,451,338
Security deposits	2,440,371	1,790,554
Lease liability	12,972,016	2,936,555
Other non-current liabilities	890,449	—
Total liabilities	$336,218,160	$329,882,393

SCHEDULE OF GEOGRAPHIC AREA INFORMATION

	2024	2023
Long-lived assets
Colombia	$133,013,547	$131,147,272
Peru	161,573,800	127,416,698
Costa Rica	260,354,878	256,000,132
Total	$554,942,225	$514,564,102